Material Accounting Policy Information and Basis of Presentation (Policies)	12 Months Ended
Dec. 31, 2025
Material Accounting Policy Information And Basis Of Presentation
Basis of Preparation and Statement of Compliance

a)	Basis of Preparation and Statement of Compliance

These consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Company have been prepared on an accrual basis are based on historical costs except for financial instruments as discussed below. The consolidated financial statements are presented in Canadian dollars, which is the parent’s functional currency.

The policies set out below were consistently applied to all periods presented unless otherwise noted below. These consolidated financial statements have been prepared on a historical cost basis except for financial instruments carried at fair value.

Basis of consolidation

b)	Basis of consolidation

These consolidated financial statements comprise the accounts of the Company and its wholly-owned subsidiaries incorporated in the United States which include Anfield Resources Holding Corp. (‘ARHC”), ARH Wyoming Corp. (“ARHW”), Highbury Resources Inc. (“HRI”), Anfield Precious Metals Inc. (“APMI”), Anfield Energy US Corp (“AEUC”), and Neutron Energy, Inc. (“NEI”). All intercompany transactions, balances, income and expenses are eliminated on consolidation. Equinox Exploration Holding Corp. was dissolved in the fiscal year ended December 31, 2024.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

Significant Management Judgement and Estimates in Applying Accounting Policies

c)	Significant Management Judgement and Estimates in Applying Accounting Policies

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Areas requiring a significant degree of estimation and judgment relate to the determination of the recoverability of the carrying value of property and equipment and exploration and evaluation assets, fair value measurements for financial instruments and share-based compensation and other equity-based payments, the recognition and valuation of provisions for restoration and environmental liabilities, purchase price allocation and the recoverability and measurement of deferred tax assets and liabilities. Actual results may differ from those estimates and judgments.

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant judgments in applying the Company’s consolidated financial statements include:

●	Whether there are indicators of impairment or impairment reversal of the Company’s property and equipment and exploration and evaluation assets; and
●	The determination of future unfulfilled conditions or other contingencies which may result in a liability.
●	Depreciation of property and equipment are dependent upon the estimated useful lives, which are determined through the exercise of judgment.

Cash and Cash Equivalents

d)	Cash and Cash Equivalents

Cash and cash equivalents comprise cash on hand, deposits held on call with banks, highly liquid investments that are readily convertible into known amount of cash and which are subject to insignificant risk of changes in value. Cash and cash equivalents have a term to maturity of three months or less from the date of acquisition.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

Financial Instruments

e)	Financial Instruments

(i)	Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

Financial assets/liabilities	Classification
Cash	FVTPL
Marketable securities	FVTPL
Reclamation bonds	Amortized cost
Accounts payable	Amortized cost
Due to related parties	Amortized cost
Loans payable	Amortized cost

(ii)	Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of comprehensive income (loss). Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of comprehensive income (loss) in the period in which they arise.

(iii)	Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. Gains and losses on derecognition are generally recognized in profit or loss.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

Share-based Payments

f)	Share-based Payments

Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of goods or services received or the fair value of the equity instruments issued, if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The corresponding amount is recorded to the option reserve. The fair value of options is determined using the Black-Scholes Option Pricing Model. The number of shares and options expected to vest is reviewed and adjusted at the end of each reporting period such that the amount recognized for services received as consideration for the equity instruments granted shall be based on the number of equity instruments that eventually vest. For granting of restricted share units (“RSUs”) , the Company determines whether it has a present obligation to settle in cash. If the Company has a present obligation to settle in cash, the RSUs are accounted for as liabilities, with the fair value remeasured at the end of each reporting period and at the date of settlement, with any changes in fair value recognized in profit or loss for the period. RSUs settled in common shares are measured at the fair value of awards on the grant date using the grant date closing price, are amortized over the vesting period and are included in share-based payments with a corresponding increase in equity reserves. Amounts recorded for forfeited unvested RSUs are reversed in the period the forfeiture occurs.

Property and Equipment

g)	Property and Equipment

Property and equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of a significant replaced part is derecognized. All other repairs and maintenance are charged to the consolidated statement of comprehensive income (loss) during the financial period in which they are incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

The Company’s property and equipment consists of vehicles, storage equipment, and the Shootaring Mill. Depreciation of the vehicles is calculated on a straight-line method to charge the cost, less residual value, over the estimated useful life of 5 to 10 years. Depreciation of the storage equipment is calculated on a straight-line method to charge the cost, less residual value, over the estimated useful life of 10 to 20 years. Certain items of property, plant and equipment including the Shootaring Mill and its related assets are amortized over the estimated life of the mine using the units-of-production (“UOP”) method based on the recoverable ounces from the indicated resources. As at December 31, 2025, the Shootaring Mill is not yet in operation.

Evaluation and Exploration Assets

h)	Evaluation and Exploration Assets

Costs incurred before the Company has obtained the legal rights to explore an area are expensed as incurred.

Exploration and evaluation expenditures include the direct costs related to the acquisition of exploration and evaluation assets. Option payments are considered acquisition costs provided that the Company has the intention of exercising the underlying option.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

h)	Evaluation and Exploration Assets (continued)

Property option agreements are exercisable entirely at the option of the optionee. Therefore, option payments (or recoveries) are recorded when payment is made (or received) and are not accrued.

Acquisition costs, which include asset retirement obligations assumed on acquisition, are capitalized. Exploration and evaluation expenditures, other than acquisition costs, incurred prior to the establishment of technical feasibility and commercial viability of extracting mineral resources and a decision to proceed with development are charged to operations as incurred.

Exploration and evaluation assets are tested for impairment if facts or circumstances indicate that impairment exists. Examples of such facts and circumstances are as follows:

●	the period for which the Company has the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;

●	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;

●	exploration and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and the entity has decided to discontinue such activities in the specific area; and

●	sufficient data exist to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

After technical feasibility and commercial viability of extracting a mineral resource are demonstrable, exploration and evaluation assets attributable to that area of interest are first tested for impairment and then reclassified to mining property and development assets within property, plant and equipment.

Impairment of Non-Financial Assets

i)	Impairment of Non-Financial Assets

The carrying amount of the Company’s assets (which include property and equipment and exploration and evaluation assets) is reviewed at each reporting date to determine whether there is any indication of impairment. If such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss. An impairment loss is recognized whenever the carrying amount of an asset or its cash generating unit exceeds its recoverable amount. Impairment losses are recognized in the statement of comprehensive income (loss).

The recoverable amount of assets is the greater of an asset’s fair value less cost to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate cash inflows largely independent of those from other assets, the recoverable amount is determined for the cash-generating unit to which the asset belongs. An impairment loss is only reversed if there is an indication that the impairment loss may no longer exist and there has been a change in the estimates used to determine the recoverable amount. Any reversal of impairment cannot increase the carrying value of the asset to an amount higher than the carrying amount that would have been determined had no impairment loss been recognized in previous years. Assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

Foreign Currency Translation

j)	Foreign Currency Translation

The functional currency of each entity is measured using the currency of the primary economic environment in which that entity operates. The consolidated financial statements are presented in Canadian dollars which is the parent company’s functional and presentation currency. The functional currency of ARHC, ARHW, HRI, APMI, NEI, and AEUC is the US dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, the Effects of Changes in Foreign Exchange Rates.

Transactions and balances

Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the period-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.

Exchange differences arising on the translation of monetary items or on settlement of monetary items are recognized in the statement of comprehensive income (loss) in the period in which they arise, except where deferred in equity as a qualifying cash flow or net investment hedge.

Exchange differences arising on the translation of non-monetary items are recognized in other comprehensive income in to the extent that gains and losses arising on those non-monetary items are also recognized in other comprehensive income. Where the non-monetary gain or loss is recognized in profit or loss, the exchange component is also recognized in profit or loss.

Foreign operations

The financial results and position of foreign operations whose functional currency is different from the Company’s presentation currency are translated as follows:

-	assets and liabilities are translated at period-end exchange rates prevailing at that reporting date; and
-	income and expenses are translated at average exchange rates for the period.

Exchange differences arising on translation of foreign operations are recognized in other comprehensive income and recorded in the Company’s foreign currency translation reserve in equity. These differences are recognized in the profit or loss in the period in which the operation is disposed.

Restoration and Environmental Obligations

k)	Restoration and Environmental Obligations

The Company recognizes liabilities for statutory, contractual, constructive or legal obligations associated with the retirement of long-term assets, when those obligations result from the acquisition, construction, development or normal operation of the assets. The net present value of future restoration cost estimates arising from the decommissioning of plant and other site preparation work is capitalized to exploration and evaluation assets along with a corresponding increase in the restoration provision in the period incurred. Discount rates using a pre-tax rate that reflect the time value of money are used to calculate the net present value. The restoration asset will be depreciated on the same basis as other mining assets.

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)

2.	Material Accounting Policy Information and Basis of Preparation (continued)

k)	Restoration and Environmental Obligations (continued)

The Company’s estimates of restoration costs could change as a result of changes in regulatory requirements. These changes are recorded directly to mining assets with a corresponding entry to the restoration provision. The Company’s estimates are reviewed annually for changes in regulatory requirements, discount rates, effects of inflation and changes in estimates.

Changes in the net present value, excluding changes in the Company’s estimates of reclamation costs, are charged to profit or loss for the period. The net present value of restoration costs arising from subsequent site damage that is incurred on an ongoing basis during production are charged to profit or loss in the period incurred.

The costs of restoration projects that were included in the provision are recorded against the provision as incurred.

Income (Loss) Per Share

l)	Income (Loss) Per Share

Basic income (loss) per share is computed by dividing the net loss by the weighted average number of outstanding shares issued during the reporting period. Diluted income (loss) per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted income (loss) per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. In a loss reporting period, potentially dilutive common shares are excluded from the loss per share calculation as the effect would be antidilutive.

Accounting standards

m)	Accounting standards

Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s financial statements, except for IFRS 18 “Presentation and Disclosure in Financial Statements”.

On April 9, 2024, the IASB issued IFRS 18, which introduced new requirements for improved comparability in the statement of profit or loss, enhanced transparency of management-defined performance measures and more useful grouping of information in the financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027. The Company is currently evaluating the impact to the financial statements.